Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of Plant and Equipment Text Block [Abstract]
Schedule of composition of property and equipment and related accumulated depreciation
	Land and			Office equipment	Computer
Cost	building	Machinery	Motor vehicles	and furniture	software	Total
Balance, July 1, 2020	$1,283,620	$1,059,037	$295,565	$228,374	$183,500	$3,050,096
Additions	-	2,232	-	110,935	-	113,167
Disposals	(653,620)	(859,519)	(54,146)	(37,327)	(31)	(1,604,643)
Foreign currency translation impact	-	497	1,163	13,259	18,266	33,185
Balance, June 30, 2021	$630,000	$202,247	$242,582	$315,241	$201,735	$1,591,805
Additions	-	135,450	349,929	53,171	-	538,550
Disposals	-	(5,768)	(13,486)	(21,292)	(269)	(40,815)
Reclassifed among asset groups	-	76,426	-	(76,426)	-	-
Foreign currency translation impact	-	3	7	(4,330)	(7,692)	(12,012)
Balance, June 30, 2022	$630,000	$408,358	$579,032	$266,364	$193,774	$2,077,528

Accumulated depreciation and amortization
Balance, July 1, 2020	$(653,620)	$(867,007)	$(145,814)	$(162,617)	$(94,004)	$(1,923,062)
Depreciation	-	(24,538)	(45,820)	(38,080)	(23,769)	(132,207)
Disposals	653,620	819,698	54,556	73,376	31	1,601,281
Foreign currency translation impact	-	(224)	(506)	(8,270)	(10,178)	(19,178)
Balance, June 30, 2021	$-	$(72,071)	$(137,584)	$(135,591)	$(127,920)	$(473,166)
Depreciation	-	(44,169)	(66,854)	(38,907)	(24,077)	(174,007)
Disposals	-	2,602	5,869	15,502	230	24,203
Foreign currency translation impact	-	(2)	(3)	2,996	5,299	8,290
Balance, June 30, 2022	$-	$(113,640)	$(198,572)	$(156,000)	$(146,468)	$(614,680)

Carrying amount
Balance, June 30, 2021	$630,000	$130,176	$104,998	$179,650	$73,815	$1,118,639
Balance, June 30, 2022	$630,000	$294,718	$380,460	$110,364	$47,306	$1,462,848